Document and Entity Information	Feb. 27, 2023
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001268884
Document Type	8-K
Document Period End Date	Feb. 27, 2023
Entity Registrant Name	CBRE GLOBAL REAL ESTATE INCOME FUND
Entity File Number	811-21465
Entity Tax Identification Number	13-7398895
Entity Address, Address Line One	201 King of Prussia Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(877)
Local Phone Number	711-4272
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false